Basis of Presentation of the Consolidated Financial Statements - Impact of Adopting IFRS 16 (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Right-of-use assets at beginning of period	€ 0	€ 6,939	€ 0
Right-of-use assets at end of period	7,870	4,982	6,939		€ 0
Balance at beginning of period	0	7,226	0
Balance at end of period	7,705	5,294	7,226		0
Equity	26,996	18,260	25,450		26,980		€ 29,229	€ 26,618
Profit or loss [abstract]
Revenues		43,076	48,422		48,693
Other income		1,587	2,842		1,622
Supplies		(13,014)	(13,635)		(14,013)
Personnel expenses		(5,280)	(8,066)		(6,332)
Other expenses		(12,871)	(14,444)		(14,399)
Depreciation and amortization		(9,359)	(10,582)		(9,049)
OPERATING INCOME		4,139	4,537		6,522
Share of income (loss) of investments accounted for by the equity method		2	13		4
Finance income		677	842		1,458
Exchange gains		3,847	2,461		3,389
Finance costs		(2,417)	(2,795)		(2,690)
Exchange losses		(3,665)	(2,340)		(3,112)
Net financial expense		(1,558)	(1,832)		(955)
PROFIT BEFORE TAX		2,583	2,718		5,571
Corporate income tax		(626)	(1,054)		(1,621)
PROFIT FOR THE PERIOD		1,957	1,664	[1]	3,950	[1]
Attributable to equity holders of the parent		1,582	1,142		3,331
Attributable to non-controlling interests		€ 375	€ 522		€ 619
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)		€ 0.24	€ 0.16		€ 0.54
Principal payments of lease liabilities		€ 1,787	€ 1,518		€ 0
Net payments of interest and other financial expenses net of dividends received		1,171	1,725		€ 1,636
IAS 17
Profit or loss [abstract]
Revenues			48,422
Other income			3,032
Supplies			(14,490)
Personnel expenses			(8,070)
Other expenses			(15,284)
Depreciation and amortization			(8,950)
OPERATING INCOME			4,660
Share of income (loss) of investments accounted for by the equity method			13
Finance income			842
Exchange gains			2,449
Finance costs			(2,599)
Exchange losses			(2,310)
Net financial expense			(1,618)
PROFIT BEFORE TAX			3,055
Corporate income tax			(1,104)
PROFIT FOR THE PERIOD			1,951
Attributable to equity holders of the parent			1,383
Attributable to non-controlling interests			€ 568
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)			€ 0.20
IFRS 16 Impact
Disclosure of subsidiaries [line items]
Right-of-use assets of companies held for sale			€ 155
Reclassification of property, plant and equipment deriving from finance leases	(249)
Advance payments of lease contracts in force	(178)
Effect on accounts receivable for subleases	18
Right-of-use assets at end of period	7,616
Lease liabilities of companies held for sale			152
Reclassification of finance lease liabilities	(201)
Reclassification of other lease liabilities	(56)
Balance at end of period	7,600
Equity	€ 16
Profit or loss [abstract]
Revenues			0
Other income			(190)
Supplies			855
Personnel expenses			4
Other expenses			840
Depreciation and amortization			(1,632)
OPERATING INCOME			(123)
Share of income (loss) of investments accounted for by the equity method			0
Finance income			0
Exchange gains			12
Finance costs			(196)
Exchange losses			(30)
Net financial expense			(214)
PROFIT BEFORE TAX			(337)
Corporate income tax			50
PROFIT FOR THE PERIOD			(287)
Attributable to equity holders of the parent			(241)
Attributable to non-controlling interests			€ (46)
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)			€ (0.05)
Principal payments of lease liabilities		1,787	€ 1,518
Net payments of interest and other financial expenses net of dividends received		€ 179	€ 185

[1]	The translation differences were changed to reflect the accounting policy indicated in Note 2,